MORTGAGE-BACKED SECURITIES HELD TO MATURITY	12 Months Ended
Sep. 30, 2013
Text Block [Abstract]
MORTGAGE-BACKED SECURITIES HELD TO MATURITY

(5) MORTGAGE-BACKED SECURITIES HELD TO MATURITY

The following tables present a summary of mortgage-backed securities held to maturity. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FHLMC participation certificates:
Fixed rate	$30	2	—	32
FNMA pass-through certificates:
Fixed rate	1	—	—	1
Balloon maturity and adjustable rate	14	—	—	14
Collateralized mortgage obligations	43,029	94	27	43,096

Total	$43,074	96	27	43,143

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FHLMC participation certificates:
Fixed rate	$37	3	—	40
FNMA pass-through certificates:
Fixed rate	3	—	—	3
Balloon maturity and adjustable rate	24	1	—	25
Collateralized mortgage obligations	25,857	390	198	26,049

Total	$25,921	394	198	26,117

During the year ended September 30, 2013, the Bank recognized a gain of $295,000 and a loss of $38,000 on the sale of two mortgage backed securities which were classified as held to maturity. The securities had a combined amortized cost of $10.5 million at the time of sale. During fiscal 2012, the Bank recognized a loss of $32,000 on the sale of a mortgage backed security which was classified as held to maturity. The security had an amortized cost of $891,000 at the time of sale. The decision was made to sell these securities after it was determined that there was significant deterioration in the issuer’s creditworthiness. All dispositions of mortgage-backed securities held to maturity during fiscal 2011 were the result of maturities.

The following tables present a summary of the fair value and gross unrealized losses of those mortgage-backed securities held to maturity which had unrealized losses at September 30, 2013. Dollar amounts are expressed in thousands.

	Less Than 12 Months		12 Months or Longer
	Estimated Fair Value	Gross unrealized losses	Estimated Fair Value	Gross unrealized losses
Collateralized mortgage obligations	$3,255	27	$—	—

Management monitors the securities portfolio for impairment on an ongoing basis by evaluating market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. When the fair value of a security is less than its amortized cost, an other-than-temporary impairment is considered to have occurred if the present value of expected cash flows is not sufficient to recover the entire amortized cost, or if the Company intends to, or will be required to, sell the security prior to the recovery of its amortized cost. The unrealized losses at September 30, 2013, are primarily the result of changes in market yields from the time of purchase. Management generally views changes in fair value caused by changes in interest rates as temporary. In addition, all scheduled payments for securities with unrealized losses at September 30, 2013, have been made, and it is anticipated that the entire principal balance of such securities will be collected.

The scheduled maturities of mortgage-backed securities held to maturity at September 30, 2013, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from one to five years	$689	2	18	673
Due from five to ten years	23	1	—	24
Due after ten years	42,362	93	9	42,446

Total	$43,074	96	27	43,143

Actual maturities of mortgage-backed securities held to maturity may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments, on which borrowers have the right to prepay certain obligations.

The principal balances of mortgage-backed securities held to maturity that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$4,772	65	—	4,837

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$19	1	—	20
FRB advance commitments	6,216	56	—	6,272

Total	$6,235	57	—	6,292